Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement Line Items
Revenue (Note 12)	$ 1,315.7	$ 1,300.0
Costs of sales
Costs of sales (Note 13)	176.9	178.3
Depletion and depreciation	286.2	299.6
Total costs of sales	463.1	477.9
Gross profit	852.6	822.1
Other operating expenses (income)
General and administrative expenses	22.5	19.6
Share-based compensation expenses (Note 14)	10.1	11.2
Impairment reversals (Note 8)		(68.0)
Gain on sale of gold bullion	(0.7)	(1.4)
Total other operating expenses (income)	31.9	(38.6)
Operating income	820.7	860.7
Foreign exchange gain (loss) and other income (expenses)	3.6	(3.0)
Income before finance items and income taxes	824.3	857.7
Finance items (Note 16)
Finance income	12.6	3.7
Finance expenses	(3.2)	(3.6)
Net income before income taxes	833.7	857.8
Income tax expense (Note 17)	133.1	124.1
Net income	700.6	733.7
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(92.0)	(4.0)
Items that will not be reclassified subsequently to profit and loss:
(Loss) gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 6)	(36.7)	22.6
Other comprehensive (loss) income, net of taxes	(128.7)	18.6
Comprehensive income	$ 571.9	$ 752.3
Earnings per share (Note 19)
Basic earnings per share (in dollars per share)	$ 3.66	$ 3.84
Diluted earnings per share (in dollars per share)	$ 3.65	$ 3.83
Weighted average number of shares outstanding (Note 19)
Basic weighted average number of shares outstanding	191.5	191.1
Diluted weighted average number of shares outstanding	191.9	191.5